Revenue (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Revenue
Revenue expected to be recognized from remaining performance obligations

Fiscal year ending February 28(29),
Remainder of 2021	$77,630
2022	104,703
2023	35,033
2024	9,999
Total	$227,365

Fiscal periods ending February 28(29),
2021	$111,741
2022	42,461
2023	8,390
2024	1,960
Total	$164,552